Common shareholder's equity, mezzanine equity, and non controlling interests - Common shareholder (Details) $ / shares in Units, $ in Millions	Nov. 16, 2016 $ / shares shares	Apr. 27, 2016 $ / shares shares	Apr. 18, 2016 USD ($)	Sep. 30, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	May 22, 2017 $ / shares shares	May 21, 2017 shares	Dec. 31, 2016 shares	Nov. 15, 2016 shares	Apr. 26, 2016 $ / shares
Common shareholder
Stock split, share multiplied value		10,000
Common shares issued and outstanding due to stock split		120,000,000
Common shares par value | $ / shares	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01				$ 1.00
Common shares authorized	6,000,000					500,000,000	600,000,000		1,200,000
Stock split, change in number of shares issued and outstanding	480,000,000
Preferred shares authorized						100,000,000
Preferred shares par value | $ / shares						$ 0.01
Common shares issued				120,000,000	120,000,000			120,000,000
Common shares outstanding				120,000,000	120,000,000			120,000,000
Common dividends paid | $			$ 27.0